Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Authorized shares of common stock (in shares)		100,000	100,000
Par value of shares of common stock (in dollars per share)		$ 20	$ 20
Dividends paid		$ 1.2	$ 2.4	$ 4.7
Parental loan extinguishment	[1]		$ 0.2

[1]	Amount relates to a loan from Parent that was extinguished during 2020, which in accordance with ASC 470, Debt, was treated as a capital transaction given it was between related entities.